Cash and cash equivalents: (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents [text block]
	December 31,

	2017		2018

Cash and cash held at banks	Ps	4,417,791	Ps	3,713,072
Short-term investments		240,701		841,295
Fiduciary rights (*)		18,962		30,140

Total cash and cash equivalents	Ps	4,677,454	Ps	4,584,507

(*)	Corresponds to the fiduciary’s agreement 2875 of Airplan, Company’s subsidiary, signed with Fiduciaria Bancolombia to administer the resources of the concession contract. See Notes 8.2 and 18.5.